Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2021
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Other Current Assets

Other current assets consisted of the following:

	December 31, 2021	December 31, 2020
Receivables from government agencies	296	244
Taxes and other government receivables	119	114
Advances	28	39
Prepayments	90	70
Loans and deposits	8	8
Interest receivable	1	3
Derivative instruments	6	65
Other current assets	33	41
Total	581	584